N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Destination Architect 2.0
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	None
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.40%[1]	0.40%[1]
	Investment options (underlying mutual fund fees and expenses)	0.38%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.50%[3]
1 As a percentage of Daily Net Assets.
2 As a percentage of underlying mutual fund assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $753.18	Highest Annual Cost Estimate: $5,886.59
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.40%[1]	0.40%[1]
	Investment options (underlying mutual fund fees and expenses)	0.38%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.50%[3]
1 As a percentage of Daily Net Assets.
2 As a percentage of underlying mutual fund assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $753.18	Highest Annual Cost Estimate: $5,886.59
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.40%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.40%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.91%
Investment Options (of Other Amount) Minimum [Percent]	0.38%
Investment Options (of Other Amount) Maximum [Percent]	4.91%
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.50%
Optional Benefits Footnotes [Text Block]	3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.
Lowest Annual Cost [Dollars]	$ 753.18
Highest Annual Cost [Dollars]	$ 5,886.59
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).• Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits limit or restrict the investment options available for investment.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.• If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.See Benefits Under the Contract and Appendix C: Contract Types and Tax Information.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below. State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.40%
Optional Benefit Expenses[2]
One-Year Enhanced Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20%
Living Benefit Options[3] (assessed annually as a percentage of the Current Income Benefit Base4)
Maximum 7% Nationwide Lifetime Income Rider Option Charge	1.50%[5]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Option Charge (this is in addition to the charge for the 7% Nationwide Lifetime Income Rider option)	0.40%[6]
Maximum Nationwide Lifetime Income Track Option Charge	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge (this is in addition to the charge for the Nationwide Lifetime Income Track Option)	0.40%[8]
[1]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.[2]
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions). [3]
Only one living benefit option (and its corresponding joint option) may be elected. [4]
For information about how the Current Income Benefit Base is calculated, see 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Track Option. [5]Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base.[6]Currently, the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Option is equal to 0.30% of the Current Income Benefit Base.[7]Currently, the charge associated with the Nationwide Lifetime Income Track Option is equal to 0.80% of the Current Income Benefit Base.[8]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.38%	4.91%
Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None
• Certain ownership changes and assignments could
reduce the death benefit
• Nationwide may limit purchase payments to
$1,000,000
• Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Spousal Protection Feature	Second death benefit	None
• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties
or assignments are made

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to both standard and optional death benefits)	None
• Benefit is available after the first Contract
Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from a limited number of Sub-Accounts
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
• Only available for contracts that elect 7%
Nationwide Lifetime Income Rider or Nationwide
Lifetime Income Track option
• During the program, cannot participate in other
asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset allocation
models with distinct investment goals

Static Asset Allocation Model (see Contract Owner Services)	Preset asset allocation models with periodic rebalancing	None	• Only available for contracts that elect a living benefit • Availability may be restricted based on the living benefit elected • The entire Contract Value must be allocated to the elected model
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
One-Year Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
• Annuitant must be 80 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could reduce the death
benefit
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

7% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Not available if the C Schedule
Option is elected
• Investment limitations
• Current charge could change
• Subsequent purchase payment
limitations
• Determining life must be between 45
(50 in New York) and 85 at
application
• Determining life cannot be changed

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the 7% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• Only available if the 7% Nationwide
Lifetime Income Rider option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
(50 in New York) and 85 at
application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Track Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be 85 or
younger at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Track Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Only available if the Nationwide
Lifetime Income Track option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be 85 or younger
at application
• Restrictions exist on the parties
named to the contract

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,781
Surrender Expense, 1 Year, Minimum [Dollars]	3,024
Surrender Expense, 3 Years, Maximum [Dollars]	22,699
Surrender Expense, 3 Years, Minimum [Dollars]	9,252
Surrender Expense, 5 Years, Maximum [Dollars]	36,798
Surrender Expense, 5 Years, Minimum [Dollars]	15,729
Surrender Expense, 10 Years, Maximum [Dollars]	68,758
Surrender Expense, 10 Years, Minimum [Dollars]	33,076
Annuitized Expense, 3 Years, Maximum [Dollars]	22,699
Annuitized Expense, 3 Years, Minimum [Dollars]	9,252
Annuitized Expense, 5 Years, Maximum [Dollars]	36,798
Annuitized Expense, 5 Years, Minimum [Dollars]	15,729
Annuitized Expense, 10 Years, Maximum [Dollars]	68,758
Annuitized Expense, 10 Years, Minimum [Dollars]	33,076
No Surrender Expense, 1 Year, Maximum [Dollars]	7,781
No Surrender Expense, 1 Year, Minimum [Dollars]	3,024
No Surrender Expense, 3 Years, Maximum [Dollars]	22,699
No Surrender Expense, 3 Years, Minimum [Dollars]	9,252
No Surrender Expense, 5 Years, Maximum [Dollars]	36,798
No Surrender Expense, 5 Years, Minimum [Dollars]	15,729
No Surrender Expense, 10 Years, Maximum [Dollars]	68,758
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 33,076
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.•Living benefit options are designed to offer greater payouts the longer that the contract is in force.•Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None
• Certain ownership changes and assignments could
reduce the death benefit
• Nationwide may limit purchase payments to
$1,000,000
• Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Spousal Protection Feature	Second death benefit	None
• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties
or assignments are made

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to both standard and optional death benefits)	None
• Benefit is available after the first Contract
Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from a limited number of Sub-Accounts
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
• Only available for contracts that elect 7%
Nationwide Lifetime Income Rider or Nationwide
Lifetime Income Track option
• During the program, cannot participate in other
asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset allocation
models with distinct investment goals

Static Asset Allocation Model (see Contract Owner Services)	Preset asset allocation models with periodic rebalancing	None	• Only available for contracts that elect a living benefit • Availability may be restricted based on the living benefit elected • The entire Contract Value must be allocated to the elected model

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Premium)
Calculation Method of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000118174NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000118174NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A) Investment Advisor: AllianceBernstein L.P.	0.80%	-15.63%	3.88%	9.33%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: AllianceBernstein L.P.	0.85%*	-18.45%	0.17%	3.35%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.13%*	-13.79%	-2.55%	2.51%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.19%	-34.42%	7.09%	10.58%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.23%*	-28.91%	3.32%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	17.32%	3.38%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.52%	-12.88%	1.64%	0.93%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.88%*	0.31%	7.68%	10.41%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	-7.37%	3.83%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - International Fund: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.04%	-21.02%	-1.29%	3.67%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%*	-13.97%	2.83%	5.69%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.47%*	-10.95%	0.61%	0.92%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.80%*	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	-14.50%	-0.23%	0.92%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC	0.92%*	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	1.01%*	-16.07%	3.25%	4.80%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management North America, LLC	1.05%*	-14.28%	3.24%	8.60%
Equity	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Fayez Sarofim & Co.	1.08%	-18.25%	10.03%	10.82%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	-10.78%	2.14%	3.61%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	-12.36%	4.04%	8.92%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	-2.68%	1.94%	2.52%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.17%	-20.37%	1.46%	4.35%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	-26.49%	8.39%	11.15%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	62.87%	6.94%	4.54%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-0.52%	3.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	-24.64%	12.14%	14.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	-13.21%	0.38%	1.28%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	-14.97%	5.68%	9.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	-27.69%	1.45%	4.85%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	-7.35%	8.10%	9.94%
Allocation
Franklin Templeton Variable Insurance Products Trust - Franklin
Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor: Franklin Advisers, Inc.
Subadvisor: Brandywine Global Investment Management, LLC (Brandywine);
ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional,
LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors);
Western Asset Management Company, LLC (Western Asset); and Western
Asset Management Company Limited (Western Asset London)
		0.82%*	-16.00%	2.57%	5.56%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.91%*	-10.06%	5.48%	9.09%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.06%*	-10.75%	-0.07%	1.30%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.77%*	-4.95%	-2.32%	-0.78%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi- Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	-6.54%	1.15%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.06%*	-19.64%	4.08%	8.93%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	-19.16%	0.92%	3.23%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.88%*	-14.35%	2.19%	3.54%
Equity	Invesco - Invesco V.I. Global Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	0.81%	-31.76%	2.85%	7.86%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.00%*	-27.13%	0.23%	4.21%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	-14.74%	4.31%	4.45%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.23%	50.47%	-1.66%	-0.39%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	-10.97%	1.73%	3.58%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	-30.80%	10.59%	11.39%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.95%	-16.68%	6.23%	8.55%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.83%	-14.01%	3.72%	4.98%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.77%	-15.23%	4.92%	6.68%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Securian Asset Management, Inc.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.06%	-13.95%	4.33%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.78%	-15.83%	5.55%	7.55%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.86%	-14.66%	4.36%	5.85%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	-13.90%	0.25%	1.10%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014 Investment Advisor: Janus Henderson Investors US LLC	0.80%	-33.73%	9.48%	12.72%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	-37.12%	10.28%	15.34%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	-15.12%	-3.19%	-0.12%
Equity	Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class Investment Advisor: Lincoln Investment Advisors Corporation Subadvisor: Delaware Investments Fund Advisers	0.99%	-3.56%	6.46%	10.33%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2023 Investment Advisor: Lincoln Investment Advisors Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.76%	-12.73%	-0.11%	0.83%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.84%	-5.06%	0.92%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.91%	-12.97%	8.83%	9.70%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.03%*	0.48%	8.73%	8.35%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	-6.14%	7.08%	10.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	-23.75%	2.77%	7.56%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.21%*	-17.80%	2.43%	4.42%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Limited	1.15%*	-18.81%	-2.27%	0.02%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.13%*	-8.32%	3.94%	6.24%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company	1.25%*	-26.20%	-3.35%	0.95%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	-37.82%	3.83%	8.87%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	-13.74%	4.93%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-12.80%	0.38%	0.98%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.06%*	-25.05%	6.64%	9.71%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.98%*	-30.22%	10.71%	13.20%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth- Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	-16.82%	7.41%	11.11%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	1.03%	-8.66%	9.47%	11.96%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.80%*	-3.99%	7.16%	10.55%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	-14.84%	1.39%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.10%*	-15.22%	4.86%	8.15%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	-13.70%	2.74%	4.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	-15.05%	3.89%	6.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%*	-12.07%	1.26%	2.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.03%*	-13.82%	1.07%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.03%*	-15.23%	2.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.99%*	-14.13%	3.43%	5.79%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.05%*	-15.13%	4.47%	7.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	-13.07%	2.39%	4.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.73%*	-13.60%	0.28%	1.13%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.62%*	-22.10%	10.38%	12.95%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	1.04%*	-1.30%	9.04%	11.06%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.99%	-1.30%	8.98%	10.99%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.38%	-13.39%	-0.36%	0.69%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.87%*	-22.95%	5.60%	10.07%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	0.99%	-5.99%	0.70%	3.14%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	1.10%	-6.13%	0.50%	2.91%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	1.00%*	-13.21%	-0.85%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.09%*	-24.75%	-4.30%	-0.22%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.91%*	-11.93%	1.75%	3.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.70%*	-12.55%	-0.71%	-0.06%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.48%	1.29%	0.94%	0.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	-14.12%	1.24%	4.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.23%*	-14.38%	0.98%	4.25%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.70%	-14.51%	1.18%	4.12%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%	-18.89%	3.57%	7.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.99%	2.01%	4.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-17.57%	2.97%	6.00%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-12.19%	0.70%	2.22%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.83%*	-14.17%	0.58%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.85%*	-15.16%	1.81%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-16.55%	2.44%	5.25%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	-18.28%	3.23%	6.59%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.39%	1.61%	3.76%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi- Asset Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.93%*	-16.04%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.60%*	-19.38%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.88%*	-17.11%	7.65%	11.96%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.06%*	-12.64%	14.84%	14.99%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.80%	-5.67%	0.24%	0.55%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.94%	-14.30%	3.21%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.96%	-15.41%	5.66%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	-2.59%	5.21%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	-30.51%	5.95%	10.31%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	-12.91%	3.63%	8.77%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	-18.77%	7.44%	10.80%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners LTD	1.23%*	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	1.17%*	-28.72%	4.25%	5.73%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.51%*	-18.56%	8.88%	12.00%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	1.64%*	-11.87%	3.12%	3.15%
Commodities	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class Investment Advisor: PIMCO	1.39%*	8.66%	6.94%	-1.66%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.11%	-6.45%	0.95%	1.40%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.14%	-15.80%	-0.95%	0.87%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class Investment Advisor: PIMCO	0.86%	-10.38%	1.78%	3.42%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class Investment Advisor: PIMCO	0.92%	-7.87%	1.67%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.01%	-10.15%	0.32%	2.22%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.09%	-19.06%	-3.23%	-1.71%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.77%	-5.84%	-0.02%	0.32%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class Investment Advisor: PIMCO	0.87%	-11.99%	1.86%	0.80%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.71%	-0.25%	1.16%	1.25%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	-3.13%	9.26%	11.76%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.91%	-22.91%	10.48%	13.48%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Royce & Associates, LP	1.08%*	-9.20%	3.39%	6.33%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	1.67%*	-3.40%	2.25%	2.25%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	-22.75%	6.94%	11.68%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC	1.57%*	0.88%	4.48%	3.16%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	-13.36%	3.85%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.11%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co.	1.10%*	-26.09%	4.88%	6.92%

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Income Benefit Investment Options Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Track Option
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X
Investment Option	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Track Option
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X
Custom Portfolio Asset Rebalancing Service - Balanced	X	X
Custom Portfolio Asset Rebalancing Service - Capital Appreciation	X	X
Custom Portfolio Asset Rebalancing Service - Conservative	X	X
Custom Portfolio Asset Rebalancing Service - Moderate		X
Custom Portfolio Asset Rebalancing Service - Moderately Conservative	X	X
Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American
Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34%
NVIT - NVIT Managed American Funds Growth-Income Fund)
X
Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)	X	X
Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)	X	X
Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced
Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35%
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
	X	X
Static Asset Allocation Models - J.P. Morgan Option (34% Lincoln Variable Insurance Products
Trust - JPMorgan Core Bond Fund, 33% NVIT - NVIT J.P. Morgan MozaicSM Multi-Asset Fund,
33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
	X1	X1
Investment Option	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Track Option
Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50%
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50%
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
	X	X
[1] Only available in contracts for applications signed before May 1, 2023.Custom Portfolio Asset Rebalancing Service Investment Options Contract Owners who elect to participate in the Custom Portfolio Asset Rebalancing Service are limited to only the investment options shown below. Additionally, each model has unique allocation requirements for each asset class. These tables disclose only the Sub-Accounts currently available in each asset class and the current allocation percentages for each asset class and model.
Asset Class	Conservative	Moderately Conservative	Balanced	Moderate (Nationwide Lifetime Income Track Option only)	Capital Appreciation (Nationwide Lifetime Income Track Option only)
Large Growth	6%	12%	14%	17%	19%
Large Value	6%	12%	14%	17%	19%
Mid-Cap	2%	3%	4%	4%	6%
Small-Cap	2%	3%	4%	4%	4%
International Growth	2%	5%	7%	9%	11%
International Value	2%	5%	7%	9%	11%
Bonds	51%	41%	36%	31%	25%
Short-Term Bonds	29%	19%	14%	9%	5%
Cash	0%	0%	0%	0%	0%
GRAND TOTAL	100%	100%	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each asset class:
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A				X
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2					X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I							X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I				X
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III							X
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class					X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2							X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares					X
Invesco - Invesco V.I. Global Fund: Series I			X
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II				X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares				X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares							X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC							X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class					X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class						X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II				X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II							X
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P							X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I						X
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I							X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I									X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II						X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II								X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I				X
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I				X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II					X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I					X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I					X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II					X
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class								X
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class							X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class								X

Nationwide Destination Architect 2.0 | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide Destination Architect 2.0 | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Nationwide Destination Architect 2.0 | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Nationwide Destination Architect 2.0 | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Architect 2.0 | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Nationwide Destination Architect 2.0 | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Destination Architect 2.0 | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Destination Architect 2.0 | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Nationwide Destination Architect 2.0 | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Destination Architect 2.0 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Destination Architect 2.0 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.•Living benefit options are designed to offer greater payouts the longer that the contract is in force.•Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Nationwide Destination Architect 2.0 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.• Each investment option has its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Destination Architect 2.0 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Destination Architect 2.0 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.63%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Nationwide Destination Architect 2.0 | AllianceBernsteinVariableProductsSeriesFundIncABVPSDynamicAssetAllocationPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Nationwide Destination Architect 2.0 | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Average Annual Total Returns, 1 Year [Percent]	(13.79%)
Average Annual Total Returns, 5 Years [Percent]	(2.55%)
Average Annual Total Returns, 10 Years [Percent]	2.51%
Nationwide Destination Architect 2.0 | AllspringVariableTrustVTSmallCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(34.42%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Nationwide Destination Architect 2.0 | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Average Annual Total Returns, 1 Year [Percent]	(28.91%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Nationwide Destination Architect 2.0 | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Nationwide Destination Architect 2.0 | AmericanCenturyVariablePortfoliosIIIncAmericanCenturyVPInflationProtectionFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	0.93%
Nationwide Destination Architect 2.0 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPMidCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
Nationwide Destination Architect 2.0 | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPValueFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%
Nationwide Destination Architect 2.0 | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(7.37%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Nationwide Destination Architect 2.0 | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Nationwide Destination Architect 2.0 | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
Nationwide Destination Architect 2.0 | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Nationwide Destination Architect 2.0 | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(10.95%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Nationwide Destination Architect 2.0 | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Nationwide Destination Architect 2.0 | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Nationwide Destination Architect 2.0 | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Nationwide Destination Architect 2.0 | BlackRockVariableSeriesFundsIncBlackRockEquityDividendVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(4.10%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Nationwide Destination Architect 2.0 | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Nationwide Destination Architect 2.0 | BNYMellonInvestmentPortfoliosMidCapStockPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Average Annual Total Returns, 1 Year [Percent]	(14.28%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Nationwide Destination Architect 2.0 | BNYMellonVariableInvestmentFundAppreciationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(18.25%)
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Nationwide Destination Architect 2.0 | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioHighYieldBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(10.78%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Nationwide Destination Architect 2.0 | DelawareVIPTrustDelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Nationwide Destination Architect 2.0 | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.68%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(0.52%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.64%)
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.69%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Nationwide Destination Architect 2.0 | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Nationwide Destination Architect 2.0 | FranklinTempletonVariableInsuranceProductsTrustFranklinAllocationVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors); Western Asset Management Company, LLC (Western Asset); and Western Asset Management Company Limited (Western Asset London)
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.56%
Nationwide Destination Architect 2.0 | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Destination Architect 2.0 | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualGlobalDiscoveryVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Nationwide Destination Architect 2.0 | FranklinTempletonVariableInsuranceProductsTrustFranklinSmallCapValueVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Nationwide Destination Architect 2.0 | FranklinTempletonVariableInsuranceProductsTrustFranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Nationwide Destination Architect 2.0 | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
Nationwide Destination Architect 2.0 | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Average Annual Total Returns, 1 Year [Percent]	(6.54%)
Average Annual Total Returns, 5 Years [Percent]	1.15%
Nationwide Destination Architect 2.0 | GoldmanSachsVariableInsuranceTrustGoldmanSachsSmallCapEquityInsightsFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Nationwide Destination Architect 2.0 | GoldmanSachsVariableInsuranceTrustGoldmanSachsTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Average Annual Total Returns, 1 Year [Percent]	(19.16%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Nationwide Destination Architect 2.0 | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.54%
Nationwide Destination Architect 2.0 | InvescoInvescoVIGlobalFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(31.76%)
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Nationwide Destination Architect 2.0 | InvescoOppenheimerVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(27.13%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyAssetStrategyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyEnergyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.47%
Average Annual Total Returns, 5 Years [Percent]	(1.66%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyHighIncomeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.97%)
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyMidCapGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Average Annual Total Returns, 1 Year [Percent]	(30.80%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyPathfinderAggressiveClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(16.68%)
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyPathfinderConservativeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.01%)
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	4.98%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyPathfinderModerateClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(15.23%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyPathfinderModeratelyAggressiveManagedVolatilityClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(13.95%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyPathfinderModeratelyAggressiveClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Nationwide Destination Architect 2.0 | IvyVariableInsurancePortfoliosDelawareIvyPathfinderModeratelyConservativeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.66%)
Average Annual Total Returns, 5 Years [Percent]	4.36%
Average Annual Total Returns, 10 Years [Percent]	5.85%
Nationwide Destination Architect 2.0 | JanusAspenSeriesJanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Nationwide Destination Architect 2.0 | JanusAspenSeriesJanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Nationwide Destination Architect 2.0 | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Nationwide Destination Architect 2.0 | JanusAspenSeriesJanusHendersonFortyPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Nationwide Destination Architect 2.0 | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Nationwide Destination Architect 2.0 | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
Nationwide Destination Architect 2.0 | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.19%)
Average Annual Total Returns, 10 Years [Percent]	(0.12%)
Nationwide Destination Architect 2.0 | LincolnVariableInsuranceProductsTrustLVIPDelawareValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.56%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Nationwide Destination Architect 2.0 | LincolnVariableInsuranceProductsTrustLVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.73%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.83%
Nationwide Destination Architect 2.0 | LordAbbettSeriesFundIncShortDurationIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
Nationwide Destination Architect 2.0 | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
Nationwide Destination Architect 2.0 | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Nationwide Destination Architect 2.0 | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Nationwide Destination Architect 2.0 | MFSVariableInsuranceTrustMFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Nationwide Destination Architect 2.0 | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Nationwide Destination Architect 2.0 | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Nationwide Destination Architect 2.0 | MFSVariableInsuranceTrustIIMFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Nationwide Destination Architect 2.0 | MFSVariableInsuranceTrustIIMFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Nationwide Destination Architect 2.0 | MorganStanleyVariableInsuranceFundIncEmergingMarketsDebtPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Average Annual Total Returns, 1 Year [Percent]	(18.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.27%)
Average Annual Total Returns, 10 Years [Percent]	0.02%
Nationwide Destination Architect 2.0 | MorganStanleyVariableInsuranceFundIncGlobalInfrastructurePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(8.32%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Nationwide Destination Architect 2.0 | MorganStanleyVariableInsuranceFundIncGlobalRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Average Annual Total Returns, 1 Year [Percent]	(26.20%)
Average Annual Total Returns, 5 Years [Percent]	(3.35%)
Average Annual Total Returns, 10 Years [Percent]	0.95%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Average Annual Total Returns, 1 Year [Percent]	(37.82%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITAmericanFundsAssetAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(13.74%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITAmericanFundsBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITAmericanFundsGlobalGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(25.05%)
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITAmericanFundsGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(30.22%)
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	13.20%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITAmericanFundsGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(2.30%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(8.66%)
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	11.96%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlackRockEquityDividendFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(3.99%)
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlackRockManagedGlobalAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(14.84%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	4.88%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMCapitalAppreciationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(15.05%)
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(12.07%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	2.46%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMManagedGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(13.82%)
Average Annual Total Returns, 5 Years [Percent]	1.07%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMManagedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(15.23%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(14.13%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(15.13%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(13.07%)
Average Annual Total Returns, 5 Years [Percent]	2.39%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	1.13%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSCoreFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Average Annual Total Returns, 1 Year [Percent]	(1.30%)
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(1.30%)
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	10.99%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITBondIndexFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(13.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	0.69%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Average Annual Total Returns, 1 Year [Percent]	(22.95%)
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	10.07%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(5.99%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.13%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	2.91%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd and Loomis, Sayles & Company L.P.
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	(4.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.22%)
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITFederatedHighIncomeBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Average Annual Total Returns, 1 Year [Percent]	(11.93%)
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITGovernmentBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(12.55%)
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	(0.06%)
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.51%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Average Annual Total Returns, 1 Year [Percent]	(14.38%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.12%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsAggressiveFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(18.89%)
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.19%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	0.58%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	1.81%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.55%)
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(18.28%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(13.74%)
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(16.38%)
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITJPMorganMozaicMultiAssetFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITJPMorganUSEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapCoreFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(17.11%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	11.96%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(12.64%)
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	14.99%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(5.67%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITManagedAmericanFundsAssetAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	3.21%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITManagedAmericanFundsGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	5.66%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITMultiManagerMidCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(2.59%)
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITMultiManagerSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management Company, LLP
Average Annual Total Returns, 1 Year [Percent]	(30.51%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITMultiManagerSmallCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITMultiManagerSmallCompanyFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	10.80%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners LTD
Average Annual Total Returns, 1 Year [Percent]	(38.08%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITRealEstateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Average Annual Total Returns, 1 Year [Percent]	(28.72%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(18.56%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(20.72%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustAllAssetPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	(1.66%)
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.45%)
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.40%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustHighYieldPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(10.38%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(7.87%)
Average Annual Total Returns, 5 Years [Percent]	1.67%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(19.06%)
Average Annual Total Returns, 5 Years [Percent]	(3.23%)
Average Annual Total Returns, 10 Years [Percent]	(1.71%)
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustRealReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(11.99%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.80%
Nationwide Destination Architect 2.0 | PIMCOVariableInsuranceTrustShortTermPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(0.25%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Nationwide Destination Architect 2.0 | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Nationwide Destination Architect 2.0 | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Nationwide Destination Architect 2.0 | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Nationwide Destination Architect 2.0 | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Average Annual Total Returns, 1 Year [Percent]	(9.20%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Nationwide Destination Architect 2.0 | RydexVariableTrustGuggenheimLongShortEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Guggenheim Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Nationwide Destination Architect 2.0 | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Nationwide Destination Architect 2.0 | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Nationwide Destination Architect 2.0 | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Average Annual Total Returns, 1 Year [Percent]	(22.75%)
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Nationwide Destination Architect 2.0 | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Nationwide Destination Architect 2.0 | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
Nationwide Destination Architect 2.0 | VanEckVIPTrustVanEckVIPGlobalResourcesFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	0.11%
Nationwide Destination Architect 2.0 | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITInvestorDestinationsAggressiveFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Nationwide Destination Architect 2.0 | SpousalProtectionFeatureMember
Prospectus:
Name of Benefit [Text Block]	Spousal Protection Feature
Purpose of Benefit [Text Block]	Second death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not applicable to Charitable Remainder Trusts• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner• Only available to Contract Owner’s spouse• Spouses must be Co-Annuitants• Both spouses must be 85 or younger at contract issuance• Spouses must be named as beneficiaries• No other person may be named as Contract Owner, Annuitant, or primary beneficiary• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate• Benefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Spousal Protection Feature
Nationwide Destination Architect 2.0 | EnhancedSurrenderValueforTerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Purpose of Benefit [Text Block]	Early payment of death benefit (applicable to both standard and optional death benefits)
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Benefit is available after the first Contract Anniversary• Annuitant (or co-annuitant) must be terminally ill• Requires full surrender of the contract• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Operation of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless: •The same person is named as Contract Owner and as Annuitant since Contract issuance, and•The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Nationwide Destination Architect 2.0 | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Nationwide Destination Architect 2.0 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from a limited number of Sub-Accounts
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Nationwide Destination Architect 2.0 | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals must be at least $100 eachName of BenefitPurposeMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Nationwide Destination Architect 2.0 | CustomPortfolioAssetRebalancingServiceMember
Prospectus:
Name of Benefit [Text Block]	Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Customizable asset allocation tool with automatic reallocation on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available for contracts that elect 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option• During the program, cannot participate in other asset allocation or asset rebalancing programs• Allocation limitations exist based on asset allocation models with distinct investment goals
Name of Benefit [Text Block]	Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)
Nationwide Destination Architect 2.0 | StaticAssetAllocationModelMember
Prospectus:
Name of Benefit [Text Block]	Static Asset Allocation Model (see Contract Owner Services)
Purpose of Benefit [Text Block]	Preset asset allocation models with periodic rebalancing
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available for contracts that elect a living benefit• Availability may be restricted based on the living benefit elected• The entire Contract Value must be allocated to the elected model
Name of Benefit [Text Block]	Static Asset Allocation Model (see Contract Owner Services)
Nationwide Destination Architect 2.0 | OneYearEnhancedDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	One-Year Enhanced Death Benefit Option
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	• Annuitant must be 80 or younger at application• Must be elected at application• Election is irrevocable• Certain ownership changes and assignments could reduce the death benefit• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	One-Year Enhanced Death Benefit Option
Nationwide Destination Architect 2.0 | SevenNationwideLifetimeIncomeRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base.
Name of Benefit [Text Block]	7% Nationwide Lifetime Income Rider
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Not available if the C Schedule Option is elected• Investment limitations• Current charge could change• Subsequent purchase payment limitations• Determining life must be between 45 (50 in New York) and 85 at application• Determining life cannot be changedName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	7% Nationwide Lifetime Income Rider
Nationwide Destination Architect 2.0 | JointOptionforthe7NationwideLifetimeIncomeRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Option is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the 7% Nationwide Lifetime Income Rider
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Option is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Only available if the 7% Nationwide Lifetime Income Rider option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 45 (50 in New York) and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the 7% Nationwide Lifetime Income Rider
Nationwide Destination Architect 2.0 | NationwideLifetimeIncomeTrackOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Track Option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Track Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Track Option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be 85 or younger at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Track Option
Nationwide Destination Architect 2.0 | JointOptionfortheNationwideLifetimeIncomeTrackOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Track Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Only available if the Nationwide Lifetime Income Track option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be 85 or younger at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Track Option
Nationwide Destination Architect 2.0 | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value; or(2)the total of all purchase payments, less an adjustment for amounts withdrawn.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for
Ms. P’s contract will equal $26,000.

Nationwide Destination Architect 2.0 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Certain ownership changes and assignments could reduce the death benefit• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Standard Death Benefit